Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net Earnings	$ 3,559	$ 15,370	$ 11,477	$ 15,328	$ 4,439	$ 13,196	$ (951)	$ 14,817	$ 5,026	$ (2,989)	$ 31,244	$ 46,614	$ 32,088	$ 50,651
Basic - Weighted Average Shares Outstanding	17,729,857		17,498,808							17,673,656	17,516,941	17,523,267	18,015,151	18,217,384
Effect of dilutive securities	441,587		474,398							0	438,558	452,916	478,296	523,474
Diluted - Weighted Average Shares Outstanding	18,171,444		17,973,206							17,673,656	17,955,499	17,976,183	18,493,447	18,740,858
Basic Earnings per Share	$ 0.20	$ 0.88	$ 0.66	$ 0.88	$ 0.25	$ 0.74	$ (0.05)	$ 0.81	$ 0.27	$ (0.17)	$ 1.78	$ 2.66	$ 1.78	$ 2.78
Diluted Earnings per Share	$ 0.20	$ 0.85	$ 0.64	$ 0.85	$ 0.25	$ 0.73	$ (0.05)	$ 0.79	$ 0.27	$ (0.17)	$ 1.74	$ 2.59	$ 1.74	$ 2.70
Anti-dilutive securities excluded from earnings per share calculation (in shares)	340,239		313,711							714,687	382,075	356,598	222,092	91,199